UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities — 155.6%
U.S. Government and Agency Obligations — 131.8%
Treasury Inflation-Protected SecuritiesA—131.8%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	$106,303	$107,154	B
United States Treasury Inflation-Protected Security	3.875%	1/15/09	86,727	89,217	B
United States Treasury Inflation-Protected Security	4.250%	1/15/10	13,183	13,943	B
United States Treasury Inflation-Protected Security	0.875%	4/15/10	66,507	63,023	B
United States Treasury Inflation-Protected Security	3.500%	1/15/11	83,218	87,164	C
United States Treasury Inflation-Protected Security	2.375%	4/15/11	66,641	66,711	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	104,824	108,759	C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	73,952	72,036	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	53,283	50,681	B
United States Treasury Inflation-Protected Security	1.875%	7/15/15	265,898	257,464	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	156,574	152,977	B,D

Total U.S. Government and Agency Obligations
(Identified Cost — $1,080,168)				1,069,129
Corporate Bonds and Notes — 5.0%
Automotive — 1.6%
Ford Motor Company	7.450%	7/16/31	10,000	7,725	B
General Motors Corporation	8.375%	7/15/33	6,000	5,190	B

				12,915

Electric — 0.7%
The AES Corporation	8.875%	2/15/11	5,000	5,350

Gas and Pipeline Utilities — 0.9%
Dynegy Holdings Inc.	8.750%	2/15/12	2,430	2,518
The Williams Companies, Inc.	7.500%	1/15/31	5,000	4,938

				7,456

Health Care — 0.5%
Tenet Healthcare Corporation	7.375%	2/1/13	5,000	4,506	B

Oil and Gas — 1.3%
El Paso Corporation	7.750%	1/15/32	5,000	5,125
Pemex Project Funding Master Trust	8.625%	12/1/23	4,410	5,303

				10,428

Total Corporate Bonds and Notes
(Identified Cost — $38,623)				40,655
Asset-Backed Securities — 0.1%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,822	580	E,F,G

Total Asset-Backed Securities and Notes (Identified Cost — $657)				580
U.S. Government Agency Mortgage-Backed Securities — 6.0%
Fannie Mae	5.500%	9/1/35 to 12/1/35	48,983	48,282

Total U.S. Government Agency Mortgage-Backed Securities
(Identified Cost — $48,550)					48,282
Yankee BondsH — 12.7%
Banks — 0.9%
Glitnir Banki hf	6.693%	6/15/16	2,540		2,597	I,J
Kaupthing Bank Hf	7.125%	5/19/16	4,410		4,636	I

					7,233

Foreign Governments — 11.0%
Federative Republic of Brazil	11.000%	8/17/40	15,162		19,749	B
Rebublic of Argentina	5.590%	8/3/12	5,400		4,971
Republic of Colombia	11.750%	2/25/20	2,557		3,580
Republic of Colombia	7.375%	9/18/37	4,440		4,495	B
Republic of Ecuador	10.000%	8/15/30	2,350		2,162
Republic of El Salvador	8.250%	4/10/32	2,280		2,611	I
Republic of Panama	9.375%	4/1/29	1,775		2,290
Republic of Panama	6.700%	1/26/36	5,665		5,608
Republic of Peru	8.750%	11/21/33	6,342		7,769
Russian Federation	5.000%	3/31/30	22,910		25,570
United Mexican States	8.300%	8/15/31	1,900		2,369
United Mexican States	7.500%	4/8/33	5,470		6,310
Republic of Venezuela	5.750%	2/26/16	2,278		2,084

					89,568

Special Purpose — 0.6%
Petrozuata Finance, Inc.	8.220%	4/1/17	5,025		4,899	I

Telecommunications — 0.1%
Axtel SA	11.000%	12/15/13	325		364

Transportation — 0.1%
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.(TFM)	9.375%	5/1/12	1,010		1,071

Total Yankee Bonds (Identified Cost — $95,603)					103,135
Total Long-Term Securities (Identified Cost — $1,263,601)					1,261,781
Investment of Collateral From Securities Lending — 19.5%
State Street Navigator Securities Lending Prime Portfolio			158,304	shs	158,304

Total Investment of Collateral From Securities Lending
(Identified Cost — $158,304)

Short-Term Securities — 6.5%
Repurchase Agreements — 6.5%
Lehman Brothers, Inc.
5.25%, dated 9/29/06, to be repurchased at $53,130 on 10/2/06 (Collateral $231,800 Federal Home Loan Bank principal-only securities, due 9/8/28, value $54,169)			53,107		53,107

Total Short-Term Securities (Identified Cost — $53,107)					53,107
Total Investments (Identified Cost — $1,475,012) — 181.6%					1,473,192
Obligation to Return Collateral For Securities Lending — (19.5)%					(158,304)
Other Assets Less Liabilities — (11.6)%					(93,724)
Liquidation of Preferred Shares — (50.5)%					(410,000)

Net Assets — 100.0%					$811,164

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Bond Futures	December 2006	175	$(227)
U.S. Treasury Note Futures	December 2006	344	(383)
U.S. Treasury Note Futures	December 2006	660	(555)

			$(1,165)

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	All or a portion of this security is on loan.

C	All or a portion of this security is collateral to cover futures and option contracts.

D	Position, or a portion thereof, with an aggregate market value of $74,170 has been segregated to collateralize the reverse repurchase agreement.

E	Indexed Security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”) or the ten year treasury bill. The coupon rate is the rate as September 30, 2006.

F	Private Placement

G	Illiquid

H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

I	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser had determined to be liquid, represent 1.8% of net assets.

J	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2006, the market value of the securities on loan to broker-dealers was $155,150 for which the Fund received collateral of $158,304 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations provided by brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

The following is a summary of open credit default swap contracts outstanding at September 30, 2006:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (Eastman Kodak Corporation, 7.25%, due 11/15/13)	March 20, 2011	Specified amount upon credit event noticeA	2.60% Quarterly	$10,000	$159

JP Morgan Chase & Co. (Ford Motor Credit Corporation, 7.00%, due 10/1/13)	March 20, 2011	Specified amount upon credit event noticeA	5.10% Quarterly	10,000	543

JP Morgan Chase & Co. (General Motors Credit Corporation, 6.875%, due 8/28/12)	March 20, 2011	Specified amount upon credit event noticeA	4.17% Quarterly	10,000	879

				$30,000	$1,581

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date:	November 27, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

Date:	November 20, 2006